Financial and other non-current assets (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 419	$ 520
Prepaid post-employment benefit plans assets	491	1,415
Other non-current assets	200	275
Total other non-current assets	$ 1,110	$ 2,210